Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade and other receivables

	December 31, 2020	December 31, 2019
Trade accounts receivable	$29,252	$27,009
Other receivables	5,269	3,345
Contract assets	22,274	18,962
	$56,795	$49,316

Explanation of significant changes in contract assets

Contract assets	December 31, 2020
At January 1, 2020	$18,962
Additions to contract assets	18,457
Invoiced during the year	(15,145)
At December 31, 2020	$22,274

Deferred revenue	December 31, 2020	December 31, 2019
Beginning Balance	$20,156	$16,681
Additions to deferred revenue	43,166	41,197
Revenue recognized during the year	(53,434)	(37,722)
Ending Balance	$9,888	$20,156